Cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	R$ 9,666,604	R$ 8,857,525	R$ 8,659,420
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	2,763,026	4,611,757	2,742,805
Business combination			(20,780)
Increase decrease through payments	(5,157,819)	5,180,179	2,556,703
Increase decrease through write off			675
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(987,131)	1,204,927	(474,721)
Increase decrease through interest accrued	452,576	586,977	(611,685)
Increase decrease through interest paid	(367,332)	349,353	(145,066)
Increase decrease through Cancellation/expiration	19,008	65,050
Total debt, ending balance	6,350,916	9,666,604	8,857,525
Borrowings [Domain]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	1,666,432	2,199,422	1,865,880
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	2,626,479	1,666,432	2,252,550
Business combination			(978)
Increase decrease through payments	(3,768,173)	2,255,259	1,833,937
Increase decrease through write off			0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(311,426)	66,632	(147,802)
Increase decrease through interest accrued	104,790	91,881	(61,753)
Increase decrease through interest paid	(80,208)	102,676	0
Increase decrease through Cancellation/expiration	0	0
Total debt, ending balance	237,894	1,666,432	2,199,422
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	311,347	304,762	285,638
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	136,547	157,750	116,774
Business combination			(19,802)
Increase decrease through payments	(123,150)	125,966	132,737
Increase decrease through write off			675
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(9,055)	20,716	(6,967)
Increase decrease through interest accrued	14,736	19,135	(22,927)
Increase decrease through interest paid	0	0	0
Increase decrease through Cancellation/expiration	19,008	65,050
Total debt, ending balance	311,417	311,347	304,762
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	1,874,875	2,806,774	2,596,519
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0	0	373,481
Business combination			0
Increase decrease through payments	(1,266,496)	1,170,612	527,687
Increase decrease through write off			0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0	0
Increase decrease through interest accrued	66,313	271,451	(392,857)
Increase decrease through interest paid	(23,717)	32,738	(28,396)
Increase decrease through Cancellation/expiration	0	0
Total debt, ending balance	650,975	1,874,875	2,806,774
Fair value adjustments, liabilities arising from financing activities	3,840	(200,648)
Bonds [Domain]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	5,813,950	3,546,567	3,911,383
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0	2,787,575	0
Business combination			0
Increase decrease through payments	0	1,628,342	62,342
Increase decrease through write off			0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(666,650)	1,117,579	(319,952)
Increase decrease through interest accrued	266,737	204,510	(134,148)
Increase decrease through interest paid	(263,407)	213,939	(116,670)
Increase decrease through Cancellation/expiration	0	0
Total debt, ending balance	5,150,630	5,813,950	R$ 3,546,567
Fair value adjustments, liabilities arising from financing activities	R$ (113,541)	R$ (300,209)